Financial Income and Expenses - Summary of Analysis of Financial Income and Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Finance Income Expense [abstract]
Cost of debt		€ (277)	€ (274)	€ (331)
Interest income		56	56	57
Cost of debt, net of cash and cash equivalents		(221)	(218)	(274)
Non-operating foreign exchange gains/(losses)		(21)	(21)
Unwinding of discounting of provisions		(33)	(33)	(44)
Net interest cost related to employee benefits		(92)	(114)	(114)
Gains/(losses) on disposals of financial assets		96	36	46
Impairment losses on financial assets, net of reversals		(7)	(487)	(50)
Other		5	(19)	55
Net financial income/(expenses)		(273)	(856)	(381)
Comprising: financial expenses	[1]	(420)	(924)	(559)	[2]
Comprising: financial income	[1]	€ 147	€ 68	€ 178	[2]

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).